Deferred Tax Assets And Deferred Tax Liabilities - Summary of Movements In Deferred Tax Liabilities (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue recognition differences between accounting and tax book
Disclosure Of movements In Deferred Tax Liabilities [Line Items]
Beginning balance		¥ 4,157,984	¥ 4,476,834
Credited/(charged) - to profit or loss		(4,157,984)	(318,850)
Ending balance			4,157,984
Intangible assets arisen from business combination
Disclosure Of movements In Deferred Tax Liabilities [Line Items]
Beginning balance	¥ 211,565	452,258	452,258
Credited/(charged) - to profit or loss		(240,693)	0
Ending balance	211,565	211,565	452,258
Unrealized consolidated earnings
Disclosure Of movements In Deferred Tax Liabilities [Line Items]
Beginning balance	576,472	434,850	295,637
Credited/(charged) - to profit or loss	96,189	141,622	139,213
Ending balance	672,661	576,472	434,850
Effective interest adjustment
Disclosure Of movements In Deferred Tax Liabilities [Line Items]
Beginning balance	18,045	862,035	260,671
Credited/(charged) - to profit or loss	(18,045)	(843,990)	601,364
Ending balance		18,045	862,035
Changes in fair value
Disclosure Of movements In Deferred Tax Liabilities [Line Items]
Beginning balance	77,271	20,469	16,956
Credited/(charged) - to profit or loss	(19,800)	56,802	3,513
Ending balance	57,471	77,271	20,469
Others
Disclosure Of movements In Deferred Tax Liabilities [Line Items]
Beginning balance	13,557	8,398	16
Credited/(charged) - to profit or loss	(1,996)	5,159	8,382
Ending balance	11,561	13,557	8,398
Total
Disclosure Of movements In Deferred Tax Liabilities [Line Items]
Beginning balance	896,910	5,935,994	5,502,372
Credited/(charged) - to profit or loss	56,348	(5,039,084)	433,622
Ending balance	¥ 953,258	¥ 896,910	¥ 5,935,994